(31) SEGMENT INFORMATION (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfSegmentInformationLineItems [Line Items]
Net operating revenue		R$ 29,932,474	R$ 28,136,627	R$ 26,744,905
Intersegment revenues
Cost of electric energy		(18,370,994)	(17,838,165)	(16,901,518)
Operating costs and expenses		(5,516,977)	(4,995,931)	(5,292,502)
Depreciation and amortization		1,681,053	(1,531,351)	(1,529,052)
Income from electric energy service		4,363,450	3,708,467	3,021,834
Equity		349,090	334,198	312,390
Finance income		903,575	762,413	880,314
Finance expenses		(1,629,822)	(1,865,100)	(2,367,868)
Profit (loss) before taxes		(3,986,293)	(2,939,977)	(1,846,670)
Income tax and social contribution		(1,237,996)	(773,982)	(603,629)
Profit (loss) for the year		2,748,297	2,165,995	1,243,042
Purchases of PP&E and intangible assets		2,254,449	2,062,422	2,570,433
Generation (renewable source) [Member]
DisclosureOfSegmentInformationLineItems [Line Items]
Net operating revenue		1,426,648	1,468,254	1,489,932
Intersegment revenues		501,363	468,065	469,152
Cost of electric energy		(319,634)	(320,346)	(348,029)
Operating costs and expenses		(404,845)	(407,211)	(389,443)
Depreciation and amortization		645,722	(623,106)	(617,017)
Income from electric energy service		557,810	585,655	604,596
Equity
Finance income		172,658	131,694	137,765
Finance expenses		(576,292)	(635,820)	(648,571)
Profit (loss) before taxes		154,176	81,530	93,789
Income tax and social contribution		(47,152)	37,276	(74,125)
Profit (loss) for the year		107,024	118,805	19,665
Purchases of PP&E and intangible assets		126,158	225,202	621,046
Total [Member]
DisclosureOfSegmentInformationLineItems [Line Items]
Net operating revenue		29,930,163	28,136,627	26,743,625
Intersegment revenues		1,576,095	1,440,650	1,381,993
Cost of electric energy		(19,418,659)	(18,797,816)	(17,838,176)
Operating costs and expenses		(5,992,863)	(5,437,597)	(5,686,717)
Depreciation and amortization		1,618,061	(1,531,143)	(1,463,986)
Income from electric energy service		4,476,675	3,810,721	3,136,740
Equity		349,090	334,198	312,390
Finance income		881,963	834,107	880,644
Finance expenses		(1,656,459)	(1,909,559)	(2,315,170)
Profit (loss) before taxes		4,051,269	3,069,467	2,014,605
Income tax and social contribution		(1,115,326)	(652,408)	(530,845)
Profit (loss) for the year		2,935,943	2,417,060	1,483,761
Purchases of PP&E and intangible assets		2,252,671	2,062,069	2,569,598
Others [Member]
DisclosureOfSegmentInformationLineItems [Line Items]
Net operating revenue	[1]	2,311		1,281
Intersegment revenues	[1]
Cost of electric energy	[1]
Operating costs and expenses	[1]	(52,544)	(39,333)	(51,121)
Depreciation and amortization	[1]	(62,992)	(209)	(65,066)
Income from electric energy service	[1]	(113,225)	(102,255)	(114,906)
Equity	[1]
Finance income	[1]	49,578	(22,092)	20,505
Finance expenses	[1]	(1,329)	(5,143)	(73,532)
Profit (loss) before taxes	[1]	(64,976)	(66,778)	(167,933)
Income tax and social contribution	[1]	(122,671)	(121,575)	(72,784)
Profit (loss) for the year	[1]	(187,647)	(188,352)	(240,717)
Purchases of PP&E and intangible assets	[1]	1,778	353	835
Distribution [Member]
DisclosureOfSegmentInformationLineItems [Line Items]
Net operating revenue		24,217,986	22,457,079	21,068,435
Intersegment revenues		42,311	10,238	8,182
Cost of electric energy		(15,623,488)	(15,022,304)	(14,146,739)
Operating costs and expenses		(4,940,793)	(4,440,783)	(4,695,445)
Depreciation and amortization		820,206	(766,796)	(703,601)
Income from electric energy service		2,875,809	2,237,434	1,530,833
Equity
Finance income		624,459	574,685	597,203
Finance expenses		(821,739)	(884,583)	(1,163,689)
Profit (loss) before taxes		2,678,529	1,927,537	964,347
Income tax and social contribution		(843,954)	(495,120)	(299,510)
Profit (loss) for the year		1,834,575	1,432,416	664,837
Purchases of PP&E and intangible assets		2,033,342	1,769,569	1,882,502
Generation (conventional source) [Member]
DisclosureOfSegmentInformationLineItems [Line Items]
Net operating revenue		710,730	661,831	741,842
Intersegment revenues		502,151	482,548	448,427
Cost of electric energy		(133,035)	(102,421)	(147,380)
Operating costs and expenses		(122,509)	(104,606)	(156,345)
Depreciation and amortization		118,573	(116,372)	(120,554)
Income from electric energy service		838,765	820,979	765,990
Equity		349,090	334,198	312,390
Finance income		45,323	75,844	108,433
Finance expenses		(197,998)	(324,121)	(437,009)
Profit (loss) before taxes		1,035,180	906,899	749,805
Income tax and social contribution		(171,594)	(137,089)	(95,688)
Profit (loss) for the year		863,586	769,810	654,117
Purchases of PP&E and intangible assets		32,536	11,517	8,973
Elimination [Member]
DisclosureOfSegmentInformationLineItems [Line Items]
Net operating revenue
Intersegment revenues		(1,576,095)	(1,440,650)	(1,381,993)
Cost of electric energy		1,047,664	959,650	936,658
Operating costs and expenses		528,431	481,000	445,336
Depreciation and amortization
Income from electric energy service
Equity
Finance income		(27,966)	(49,602)	(20,835)
Finance expenses		27,966	49,602	20,835
Profit (loss) before taxes
Income tax and social contribution
Profit (loss) for the year
Purchases of PP&E and intangible assets
Commercialization [Member]
DisclosureOfSegmentInformationLineItems [Line Items]
Net operating revenue		3,487,008	3,491,300	3,402,804
Intersegment revenues		3,696	5,152	11,297
Cost of electric energy		(3,342,502)	(3,352,745)	(3,196,028)
Operating costs and expenses		(48,710)	(47,287)	(47,296)
Depreciation and amortization		7,048	(2,346)	(3,054)
Income from electric energy service		92,443	94,074	167,724
Equity
Finance income		33,461	46,102	25,895
Finance expenses		(56,160)	(59,128)	(58,801)
Profit (loss) before taxes		69,744	81,049	134,818
Income tax and social contribution		(22,269)	(27,945)	(44,527)
Profit (loss) for the year		47,475	53,104	90,290
Purchases of PP&E and intangible assets		8,577	2,926	2,927
Services [Member]
DisclosureOfSegmentInformationLineItems [Line Items]
Net operating revenue		87,791	58,163	40,611
Intersegment revenues		526,574	474,646	444,935
Cost of electric energy
Operating costs and expenses		(476,006)	(437,709)	(398,188)
Depreciation and amortization		(26,511)	(22,521)	(19,760)
Income from electric energy service		111,848	72,579	67,598
Equity
Finance income		6,062	5,782	11,349
Finance expenses		(4,270)	(5,908)	(7,101)
Profit (loss) before taxes		113,639	72,453	71,846
Income tax and social contribution		(30,357)	(29,529)	(16,994)
Profit (loss) for the year		83,282	42,924	54,852
Purchases of PP&E and intangible assets		R$ 52,058	R$ 52,855	R$ 54,149

[1]	Others refer basically to assets and transactions which are not related to any of the identified segments.